Leases - Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 302
Operating cash flows from finance leases	7
Financing cash flows from finance leases	10
Right of use assets obtained in exchange for new operating lease liabilities	134
Right of use assets obtained in exchange for new finance lease liabilities	$ 10